Form N-1A Cover	Feb. 28, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VICTORY PORTFOLIOS III
Entity Central Index Key	0000908695
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Prospectus Date	May 01, 2026
Supplement to Prospectus [Text Block]	Victory Portfolios IIIVictory Sustainable World Fund
(the “Fund”)Supplement dated April 27, 2026
to the Prospectus dated July 1, 2025, as SupplementedThis supplement amends the Prospectus of the Fund. Please review this important information carefully. The Board of Trustees of Victory Portfolios III (the “Trust”) upon recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a change in the name of the Fund. Effective at the start of business on July 1, 2026, references to the current name of the Fund in the Prospectus will be replaced with the new name as follows:Current NameNew NameVictory Sustainable World FundVictory World Equity FundIn addition, the Fund has made related changes to its investment strategies. Effective July 1, 2026, the disclosure in the section titled Principal Investment Strategy on page 2 of the Prospectus will be deleted in its entirety and replaced as follows:Under normal circumstances, the Fund invests at least 80% of its assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. Under normal circumstances, the Fund expects to invest at least 40% of its assets in non-U.S. securities (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets in non-U.S. securities). The “equity securities” in which the Fund invests include common stocks, depositary receipts, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks. Derivative instruments and other investments that provide exposure to equity securities or have similar economic characteristics may be treated as equity securities under the Fund’s 80% policy.The Fund normally invests its assets in investments that are tied economically to a number of countries throughout the world. A significant portion of the Fund’s assets are in the securities of issuers organized or located outside the United States, whose primary listing exchange for securities is located outside the United States, or whose largest amount of revenues or profits are derived from countries outside the United States. Under normal market conditions, the Fund’s investments will be diversified in at least three countries, one of which is the United States, and may include developed and emerging market countries. The Fund may invest a significant percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.The Fund’s portfolio managers use a combination of quantitative analysis as well as an active bottom-up investment approach to buying and selling investments. A quantitative process is used to systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors also may be considered. Investments are also selected based on fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability.The Fund may consider various non-financial ratings or factors, where applicable, through quantitative models or qualitative assessment. The significance these considerations have on security selection varies widely, as the analysis is inherently subjective. Further, the consideration of such factors may not apply to certain instruments and the consideration of such factors is only a part of the investment process.